Dividends on ordinary shares	12 Months Ended
Dec. 31, 2024
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares	Note 32: Dividends on ordinary shares
Dividends paid during the year were as follows:
During the year the Bank paid cumulative interim dividends of £3,990 million (2023: £4,700 million). The directors have not recommended a final dividend for the year ended 31 December 2024 (2023: £nil).

	2024 £m	2023 £m	2022 £m
Interim dividends	3,990	4,700	–